SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS (Details) - CAD ($)	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Exploration and evaluation expenses	$ 6,567,364	$ 4,745,133
Administration expenses	426,967	273,288
Salaries, fees and benefits [Member]
Statement [Line Items]
Exploration and evaluation expenses	2,957,000	2,456,000
Administration expenses	86,000	81,000
Total	$ 3,043,000	$ 2,537,000